Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	26.90%	8.00%	24.30%	15.80%	19.30%	20.60%	22.40%
Valuation allowance	$ 22		$ 22		$ 56	$ 54